CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 648.1		$ 580.5
Accounts receivable, less allowance for doubtful accounts of $118.0 and $108.6, respectively	4,179.0		4,181.3
Prepaid expenses and other assets	172.9		176.3
Future income tax benefits	60.6		52.4
Total current assets	5,060.6		4,990.5
Other Assets
Goodwill	1,041.3	[1],[2]	984.7	[1],[2]
Intangible assets, less accumulated amortization of $213.2 and $176.1, respectively	330.6		354.9
Other assets	395.3		395.1
Total other assets	1,767.2		1,734.7
Property and Equipment
Land, buildings, leasehold improvements and equipment	704.1		685.6
Less: accumulated depreciation and amortization	519.3		511.1
Net property and equipment	184.8		174.5
Total assets	7,012.6		6,899.7
Current Liabilities
Accounts payable	1,466.5		1,370.6
Employee compensation payable	210.7		221.9
Accrued liabilities	533.8		520.8
Accrued payroll taxes and insurance	685.7		712.4
Value added taxes payable	472.5		502.3
Short-term borrowings and current maturities of long-term debt	308.0		434.2
Total current liabilities	3,677.2		3,762.2
Other Liabilities
Long-term debt	462.1		266.0
Other long-term liabilities	372.5		388.1
Total other liabilities	834.6		654.1
Shareholders Equity
Preferred stock, $.01 par value, authorized 25,000,000 shares, none issued	0		0
Common stock, $.01 par value, authorized 125,000,000 shares, issued 109,543,492 and 109,076,337 shares, respectively	1.1		1.1
Capital in excess of par value	2,873.2		2,839.9
Retained earnings	1,101.5		971.7
Accumulated other comprehensive income	34.4		35.3
Treasury stock at cost, 32,896,063 and 29,172,342 shares, respectively	(1,509.4)		(1,364.6)
Total shareholders equity	2,500.8		2,483.4
Total liabilities and shareholders equity	$ 7,012.6		$ 6,899.7

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2011, December 31, 2011 and December 31, 2012.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2012 and 2011.